Stockholders' Equity (Schedule of Restricted Stock Unit Activity Under Stock Plans) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Restricted Stock Units
Restricted Stock Units Issued And Outstanding	1,745
Restricted Stock Units
Number of Restricted Stock Units
Restricted Stock Units Issued And Outstanding	1,523
Granted	860
Vested	(318)
Cancelled	(320)
Restricted Stock Units Issued And Outstanding	1,745	1,523
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Balance	$ 12.83
Granted	16.28
Vested	15.19
Cancelled	12.17
Weighted-Average Grant Date Fair Value, Balance	$ 14.24	$ 12.83
Weighted-Average Remaining Service Period	2 years 3 months 14 days	2 years 9 months 7 days
Aggregate Intrinsic Value	$ 30,313	$ 13,901